SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segment reporting (Details)	6 Months Ended
Jun. 30, 2026 segment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of operating segments	1
Number of reporting segments	1